Cover	Feb. 23, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Feb. 23, 2024
Entity File Number	000-56204
Entity Registrant Name	Winvest Group Ltd.
Entity Central Index Key	0001558740
Entity Tax Identification Number	27-2052033
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	50 West Liberty Street
Entity Address, Address Line Two	Suite 880
Entity Address, City or Town	Reno
Entity Address, State or Province	NV
Entity Address, Postal Zip Code	89501
City Area Code	(775)
Local Phone Number	996-0288
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	WNLV
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false